AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 118.3%
	ADVERTISING — 1.3%
3,857	Omnicom Group, Inc.[1]	$245,344
	AEROSPACE/DEFENSE — 3.2%
684	Lockheed Martin Corp.[1]	294,093
655	Northrop Grumman Corp.[1]	313,463
		607,556
	AGRICULTURE — 4.2%
5,583	Altria Group, Inc.[1]	233,202
3,515	Archer-Daniels-Midland Co.[1]	272,764
2,829	Philip Morris International, Inc.[1]	279,335
		785,301
	BEVERAGES — 4.9%
4,630	Brown-Forman Corp. - Class B1	324,841
4,761	Coca-Cola Co.[1]	299,514
1,801	PepsiCo, Inc.[1]	300,155
		924,510
	BIOTECHNOLOGY — 7.9%
1,223	Amgen, Inc.[1]	297,556
1,506	Biogen, Inc.*,1	307,134
4,732	Gilead Sciences, Inc.[1]	292,485
449	Regeneron Pharmaceuticals, Inc.*,1	265,417
1,176	Vertex Pharmaceuticals, Inc.*,1	331,385
		1,493,977
	COMPUTERS — 1.6%
2,913	Leidos Holdings, Inc.[1]	293,368
	COSMETICS/PERSONAL CARE — 3.2%
3,890	Colgate-Palmolive Co.[1]	311,745
2,004	Procter & Gamble Co.[1]	288,155
		599,900
	DIVERSIFIED FINANCIAL SERVICES — 3.4%
2,804	Cboe Global Markets, Inc.[1]	317,385
1,571	CME Group, Inc.[1]	321,584
		638,969
	ENVIRONMENTAL CONTROL — 3.2%
2,298	Republic Services, Inc.[1]	300,739
1,927	Waste Management, Inc.[1]	294,793
		595,532

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FOOD — 14.1%
6,315	Campbell Soup Co.[1]	$303,436
8,975	Conagra Brands, Inc.[1]	307,304
4,323	General Mills, Inc.[1]	326,170
1,382	Hershey Co.[1]	297,351
5,951	Hormel Foods Corp.[1]	281,839
4,239	Kellogg Co.[1]	302,410
7,319	Kraft Heinz Co.[1]	279,147
3,118	McCormick & Co., Inc.[1]	259,574
3,431	Tyson Foods, Inc. - Class A1	295,272
		2,652,503
	HEALTHCARE-PRODUCTS — 3.3%
1,226	Danaher Corp.[1]	310,816
555	Thermo Fisher Scientific, Inc.[1]	301,520
		612,336
	HEALTHCARE-SERVICES — 4.8%
3,654	Centene Corp.*,1	309,165
989	Molina Healthcare, Inc.*,1	276,534
624	UnitedHealth Group, Inc.[1]	320,505
		906,204
	HOUSEHOLD PRODUCTS/WARES — 4.6%
3,198	Church & Dwight Co., Inc.[1]	296,327
1,972	Clorox Co.[1]	278,012
2,214	Kimberly-Clark Corp.[1]	299,222
		873,561
	INSURANCE — 18.7%
2,336	Allstate Corp.[1]	296,041
1,892	Arthur J. Gallagher & Co.[1]	308,472
1,609	Assurant, Inc.[1]	278,116
969	Berkshire Hathaway, Inc. - Class B*,1	264,556
5,333	Brown & Brown, Inc.[1]	311,127
1,430	Chubb Ltd.[1]	281,110
2,401	Cincinnati Financial Corp.[1]	285,671
1,057	Everest Re Group Ltd.[1]	296,256
2,683	Progressive Corp.[1]	311,953
1,703	Travelers Cos., Inc.[1]	288,028
4,393	W R Berkley Corp.[1]	299,866
1,472	Willis Towers Watson PLC[1]	290,558
		3,511,754
	MEDIA — 1.7%
827	FactSet Research Systems, Inc.[1]	318,039

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS — 1.3%
9,834	Coterra Energy, Inc.[1]	$253,619
	PACKAGING & CONTAINERS — 1.4%
1,956	Packaging Corp. of America[1]	268,950
	PHARMACEUTICALS — 14.1%
1,955	AbbVie, Inc.[1]	299,428
1,961	AmerisourceBergen Corp.[1]	277,442
3,863	Bristol-Myers Squibb Co.[1]	297,451
3,176	CVS Health Corp.[1]	294,288
1,689	Johnson & Johnson[1]	299,814
928	McKesson Corp.[1]	302,723
3,245	Merck & Co., Inc.[1]	295,847
8,142	Organon & Co.[1]	274,792
5,913	Pfizer, Inc.[1]	310,019
		2,651,804
	REITS — 1.6%
960	Public Storage - REIT[1]	300,163
	RETAIL — 8.7%
689	Costco Wholesale Corp.[1]	330,224
1,487	Dollar General Corp.[1]	364,969
924	Domino's Pizza, Inc.[1]	360,092
1,281	McDonald's Corp.[1]	316,253
7,123	Walgreens Boots Alliance, Inc.[1]	269,962
		1,641,500
	SEMICONDUCTORS — 1.4%
6,928	Intel Corp.[1]	259,177
	SHIPBUILDING — 1.7%
1,465	Huntington Ingalls Industries, Inc.[1]	319,106
	SOFTWARE — 4.7%
3,112	Akamai Technologies, Inc.*,1	284,219
2,357	Electronic Arts, Inc.[1]	286,729
1,696	Jack Henry & Associates, Inc.[1]	305,314
		876,262
	TELECOMMUNICATIONS — 3.3%
14,707	AT&T, Inc.[1]	308,259

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
6,092	Verizon Communications, Inc.[1]	$309,169
		617,428
	TOTAL COMMON STOCKS
	(Cost $20,631,422)	22,246,863

Principal Amount
	SHORT-TERM INVESTMENTS — 2.1%
$404,875	UMB Bank Demand Deposit, 0.01%[2]	404,875
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $404,875)	404,875
	TOTAL INVESTMENTS — 120.4%
	(Cost $21,036,297)	22,651,738
	Liabilities in Excess of Other Assets — (20.4)%	(3,844,866)
	TOTAL NET ASSETS — 100.0%	$18,806,872

Number of Shares
	SECURITIES SOLD SHORT — (83.1)%
	COMMON STOCKS — (83.1)%
	AEROSPACE/DEFENSE — (1.8)%
(461)	L3Harris Technologies, Inc.	(111,424)
(1,180)	Raytheon Technologies Corp.	(113,410)
(278)	Teledyne Technologies, Inc.*	(104,280)
		(329,114)
	AIRLINES — (0.9)%
(2,475)	Southwest Airlines Co.*	(89,397)
(2,411)	United Airlines Holdings, Inc.*	(85,398)
		(174,795)
	APPAREL — (0.5)%
(10,029)	Under Armour, Inc. - Class A*	(83,542)
	AUTO MANUFACTURERS — (1.1)%
(532)	Cummins, Inc.	(102,958)
(1,331)	PACCAR, Inc.	(109,594)
		(212,552)
	BANKS — (2.2)%
(781)	First Republic Bank	(112,620)
(8,350)	Huntington Bancshares, Inc.	(100,451)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BANKS (Continued)
(661)	M&T Bank Corp.	$(105,357)
(1,069)	Northern Trust Corp.	(103,137)
		(421,565)
	BIOTECHNOLOGY — (2.2)%
(220)	Bio-Rad Laboratories, Inc. - Class A*	(108,900)
(1,906)	Corteva, Inc.	(103,191)
(461)	Illumina, Inc.*	(84,990)
(1,488)	Incyte Corp.*	(113,043)
		(410,124)
	BUILDING MATERIALS — (2.1)%
(2,140)	Johnson Controls International plc	(102,463)
(339)	Martin Marietta Materials, Inc.	(101,442)
(812)	Mohawk Industries, Inc.*	(100,761)
(684)	Vulcan Materials Co.	(97,197)
		(401,863)
	CHEMICALS — (4.4)%
(471)	Air Products and Chemicals, Inc.	(113,266)
(1,695)	DuPont de Nemours, Inc.	(94,208)
(699)	Ecolab, Inc.	(107,478)
(928)	FMC Corp.	(99,305)
(863)	International Flavors & Fragrances, Inc.	(102,801)
(353)	Linde PLC	(101,498)
(910)	PPG Industries, Inc.	(104,050)
(420)	Sherwin-Williams Co.	(94,042)
		(816,648)
	COMMERCIAL SERVICES — (1.8)%
(524)	Automatic Data Processing, Inc.	(110,061)
(918)	Global Payments, Inc.	(101,567)
(982)	Quanta Services, Inc.	(123,084)
		(334,712)
	COSMETICS/PERSONAL CARE — (0.6)%
(470)	Estee Lauder Cos., Inc. - Class A	(119,695)
	DISTRIBUTION/WHOLESALE — (0.5)%
(280)	Pool Corp.	(98,344)
	DIVERSIFIED FINANCIAL SERVICES — (1.1)%
(698)	American Express Co.	(96,757)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
(1,735)	Charles Schwab Corp.	$(109,617)
		(206,374)
	ELECTRIC — (13.5)%
(1,836)	Alliant Energy Corp.	(107,608)
(1,181)	Ameren Corp.	(106,715)
(1,089)	American Electric Power Co., Inc.	(104,479)
(3,553)	CenterPoint Energy, Inc.	(105,098)
(1,587)	CMS Energy Corp.	(107,123)
(1,148)	Consolidated Edison, Inc.	(109,175)
(1,909)	Constellation Energy Corp.	(109,309)
(1,322)	Dominion Energy, Inc.	(105,509)
(853)	DTE Energy Co.	(108,118)
(1,002)	Duke Energy Corp.	(107,424)
(1,650)	Edison International	(104,346)
(935)	Entergy Corp.	(105,318)
(1,621)	Evergy, Inc.	(105,770)
(1,233)	Eversource Energy	(104,152)
(2,321)	Exelon Corp.	(105,188)
(2,583)	FirstEnergy Corp.	(99,161)
(1,545)	NextEra Energy, Inc.	(119,676)
(1,468)	Pinnacle West Capital Corp.	(107,340)
(3,744)	PPL Corp.	(101,575)
(1,610)	Public Service Enterprise Group, Inc.	(101,881)
(672)	Sempra Energy	(100,981)
(1,482)	Southern Co.	(105,681)
(1,069)	WEC Energy Group, Inc.	(107,584)
(1,462)	Xcel Energy, Inc.	(103,451)
		(2,542,662)
	ENERGY-ALTERNATE SOURCES — (0.7)%
(456)	SolarEdge Technologies, Inc.*	(124,798)
	ENGINEERING & CONSTRUCTION — (0.6)%
(826)	Jacobs Engineering Group, Inc.	(105,009)
	FOOD — (3.0)%
(822)	J M Smucker Co.	(105,224)
(2,273)	Kroger Co.	(107,581)
(1,758)	Lamb Weston Holdings, Inc.	(125,627)
(1,762)	Mondelez International, Inc. - Class A	(109,403)
(1,348)	Sysco Corp.	(114,189)
		(562,024)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FOREST PRODUCTS & PAPER — (0.5)%
(2,279)	International Paper Co.	$(95,331)
	GAS — (1.2)%
(978)	Atmos Energy Corp.	(109,634)
(3,578)	NiSource, Inc.	(105,515)
		(215,149)
	HEALTHCARE-PRODUCTS — (7.5)%
(970)	Abbott Laboratories	(105,390)
(1,511)	Baxter International, Inc.	(97,052)
(305)	Bio-Techne Corp.	(105,725)
(2,711)	Boston Scientific Corp.*	(101,039)
(330)	Cooper Cos., Inc.	(103,330)
(2,869)	DENTSPLY SIRONA, Inc.	(102,509)
(1,293)	Henry Schein, Inc.*	(99,225)
(504)	Intuitive Surgical, Inc.*	(101,158)
(1,051)	Medtronic PLC	(94,327)
(503)	STERIS PLC	(103,693)
(472)	Stryker Corp.	(93,895)
(382)	Teleflex, Inc.	(93,915)
(370)	West Pharmaceutical Services, Inc.	(111,877)
(944)	Zimmer Biomet Holdings, Inc.	(99,177)
		(1,412,312)
	HEALTHCARE-SERVICES — (1.2)%
(229)	Elevance Health, Inc.	(110,511)
(259)	Humana, Inc.	(121,230)
		(231,741)
	HOUSEWARES — (0.5)%
(5,160)	Newell Brands, Inc.	(98,246)
	INTERNET — (1.2)%
(600)	Netflix, Inc.*	(104,922)
(2,962)	Twitter, Inc.*	(110,749)
		(215,671)
	LODGING — (1.1)%
(840)	Hilton Worldwide Holdings, Inc.	(93,610)
(3,256)	Las Vegas Sands Corp.*	(109,369)
		(202,979)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — (0.5)%
(521)	Caterpillar, Inc.	$(93,134)
	MACHINERY-DIVERSIFIED — (1.0)%
(294)	Deere & Co.	(88,044)
(1,341)	Xylem, Inc.	(104,839)
		(192,883)
	MEDIA — (0.5)%
(1,045)	Walt Disney Co.*	(98,648)
	MINING — (0.6)%
(1,719)	Newmont Corp.	(102,573)
	MISCELLANEOUS MANUFACTURING — (1.0)%
(795)	Eaton Corp. PLC	(100,162)
(1,460)	General Electric Co.	(92,958)
		(193,120)
	OIL & GAS — (0.5)%
(655)	Chevron Corp.	(94,831)
	PACKAGING & CONTAINERS — (1.6)%
(8,492)	Amcor PLC	(105,555)
(1,545)	Ball Corp.	(106,250)
(2,376)	Westrock Co.	(94,660)
		(306,465)
	PHARMACEUTICALS — (3.4)%
(433)	Becton, Dickinson and Co.	(106,747)
(1,958)	Cardinal Health, Inc.	(102,345)
(423)	Cigna Corp.	(111,469)
(1,384)	Dexcom, Inc.*	(103,149)
(372)	Eli Lilly & Co.	(120,614)
(9,672)	Viatris, Inc.	(101,266)
		(645,590)
	PIPELINES — (1.0)%
(5,678)	Kinder Morgan, Inc.	(95,163)
(3,110)	Williams Cos., Inc.	(97,063)
		(192,226)
	REITS — (13.1)%
(679)	Alexandria Real Estate Equities, Inc. - REIT	(98,475)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(478)	American Tower Corp. - REIT	$(122,172)
(535)	AvalonBay Communities, Inc. - REIT	(103,924)
(978)	Boston Properties, Inc. - REIT	(87,022)
(625)	Crown Castle International Corp. - REIT	(105,238)
(871)	Digital Realty Trust, Inc. - REIT	(113,082)
(2,058)	Duke Realty Corp. - REIT	(113,087)
(172)	Equinix, Inc. - REIT	(113,008)
(1,467)	Equity Residential - REIT	(105,947)
(377)	Essex Property Trust, Inc. - REIT	(98,589)
(629)	Extra Space Storage, Inc. - REIT	(107,006)
(953)	Federal Realty OP LP - REIT	(91,240)
(3,598)	Healthpeak Properties, Inc. - REIT	(93,224)
(5,371)	Host Hotels & Resorts, Inc. - REIT	(84,217)
(2,124)	Iron Mountain, Inc. - REIT	(103,418)
(626)	Mid-America Apartment Communities, Inc. - REIT	(109,343)
(896)	Prologis, Inc. - REIT	(105,414)
(1,617)	Realty Income Corp. - REIT	(110,376)
(1,626)	Regency Centers Corp. - REIT	(96,438)
(345)	SBA Communications Corp. - REIT - Class A	(110,417)
(2,319)	UDR, Inc. - REIT	(106,767)
(1,933)	Ventas, Inc. - REIT	(99,414)
(3,140)	Vornado Realty Trust - REIT	(89,773)
(1,225)	Welltower, Inc. - REIT	(100,879)
		(2,468,470)
	RETAIL — (2.4)%
(561)	Advance Auto Parts, Inc.	(97,104)
(847)	Dollar Tree, Inc.*	(132,005)
(837)	Genuine Parts Co.	(111,321)
(892)	Walmart, Inc.	(108,449)
		(448,879)
	SEMICONDUCTORS — (0.5)%
(679)	Analog Devices, Inc.	(99,195)
	SOFTWARE — (2.9)%
(808)	Broadridge Financial Solutions, Inc.	(115,180)
(1,132)	Fidelity National Information Services, Inc.	(103,771)
(1,158)	Fiserv, Inc.*	(103,027)
(690)	Salesforce, Inc.*	(113,878)
(893)	Take-Two Interactive Software, Inc.*	(109,419)
		(545,275)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — (1.7)%
(3,217)	Corning, Inc.	$(101,368)
(3,586)	Juniper Networks, Inc.	(102,201)
(869)	T-Mobile US, Inc.*	(116,915)
		(320,484)
	TOYS/GAMES/HOBBIES — (0.5)%
(1,210)	Hasbro, Inc.	(99,075)
	TRANSPORTATION — (1.1)%
(1,050)	C.H. Robinson Worldwide, Inc.	(106,439)
(3,358)	CSX Corp.	(97,583)
		(204,022)
	WATER — (0.6)%
(752)	American Water Works Co., Inc.	(111,875)
	TOTAL COMMON STOCKS
	(Proceeds $16,238,377)	(15,631,995)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $16,238,377)	$(15,631,995)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts
LP – Limited Partnership

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for securities sold short. As of June 30, 2022, the aggregate value of those securities was $22,246,863, representing 118.3% of net assets.
[2]The rate is the annualized seven-day yield at period end.